Quarterly Report
September 30, 2021
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 1.1%
Rolls-Royce Holdings PLC (a)	1,173,236	$2,207,251
Alcoholic Beverages – 4.6%
Diageo PLC	112,283	$5,410,138
Pernod Ricard S.A.	17,785	3,889,349
		$9,299,487
Apparel Manufacturers – 4.8%
Burberry Group PLC	63,701	$1,551,012
Kering S.A.	2,924	2,079,625
LVMH Moet Hennessy Louis Vuitton SE	8,522	6,093,776
		$9,724,413
Automotive – 1.2%
Koito Manufacturing Co. Ltd.	22,100	$1,328,851
Mahindra & Mahindra Ltd.	92,812	997,713
		$2,326,564
Biotechnology – 0.1%
Hugel, Inc. (a)	1,923	$279,614
Brokerage & Asset Managers – 1.4%
Deutsche Boerse AG	11,876	$1,932,797
London Stock Exchange Group	9,284	927,542
		$2,860,339
Business Services – 3.4%
Cap Gemini S.A.	8,815	$1,833,257
Experian PLC	73,757	3,063,928
Infosys Technologies Ltd., ADR	88,893	1,977,869
		$6,875,054
Chemicals – 0.7%
UPL Ltd.	138,685	$1,312,650
Computer Software – 5.5%
Dassault Systemes SE	23,881	$1,252,002
Kingsoft Corp.	161,800	637,871
NAVER Corp.	6,919	2,254,517
SAP SE	48,000	6,502,734
Wisetech Global Ltd.	11,255	433,632
		$11,080,756
Computer Software - Systems – 4.5%
Amadeus IT Group S.A. (a)	20,232	$1,329,091
Hitachi Ltd.	115,900	6,872,152
NICE Systems Ltd., ADR (a)	3,251	923,414
		$9,124,657
Consumer Products – 4.7%
Kao Corp.	24,200	$1,441,883
KOSE Corp.	6,900	827,041
L'Oréal	6,773	2,795,368
Reckitt Benckiser Group PLC	57,037	4,464,251
		$9,528,543

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.9%
Prysmian S.p.A.	60,879	$2,135,679
Schneider Electric SE	34,694	5,768,230
		$7,903,909
Electronics – 5.7%
Delta Electronics, Inc.	285,000	$2,563,931
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	80,276	8,962,815
		$11,526,746
Energy - Independent – 1.7%
Oil Search Ltd.	285,947	$905,159
Reliance Industries Ltd.	71,605	2,421,495
		$3,326,654
Food & Beverages – 4.5%
Nestle S.A.	74,386	$8,950,042
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	14,800	$1,076,594
Gaming & Lodging – 1.4%
Flutter Entertainment PLC (a)	14,506	$2,847,698
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	193,337	$656,867
Insurance – 3.0%
AIA Group Ltd.	528,800	$6,088,678
Internet – 4.0%
Alibaba Group Holding Ltd. (a)	162,800	$3,028,082
Tencent Holdings Ltd.	47,500	2,785,125
Z Holdings Corp.	333,300	2,138,955
		$7,952,162
Leisure & Toys – 0.5%
Prosus N.V.	12,592	$991,723
Machinery & Tools – 4.7%
Assa Abloy AB	74,031	$2,146,545
GEA Group AG	48,179	2,209,444
Ingersoll Rand, Inc. (a)	32,438	1,635,200
Ritchie Bros. Auctioneers, Inc.	55,222	3,407,667
		$9,398,856
Major Banks – 1.3%
DBS Group Holdings Ltd.	116,800	$2,593,650
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	7,710	$624,584
Medical Equipment – 5.0%
EssilorLuxottica	26,400	$5,048,116
QIAGEN N.V. (a)	51,539	2,679,745
Terumo Corp.	49,900	2,346,023
		$10,073,884

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	206,000	$1,082,309
Other Banks & Diversified Financials – 4.7%
AEON Financial Service Co. Ltd.	65,700	$839,310
Credicorp Ltd.	5,681	630,250
Element Fleet Management Corp.	177,539	1,791,370
Grupo Financiero Banorte S.A. de C.V.	247,559	1,589,947
HDFC Bank Ltd.	216,273	4,636,564
		$9,487,441
Pharmaceuticals – 9.6%
Bayer AG	36,710	$2,002,233
Hypera S.A.	78,691	464,422
Novartis AG	60,476	4,961,464
Novo Nordisk A.S., “B”	35,086	3,374,749
Roche Holding AG	23,245	8,482,187
		$19,285,055
Precious Metals & Minerals – 1.9%
Agnico-Eagle Mines Ltd.	38,026	$1,972,753
Franco-Nevada Corp.	14,003	1,819,196
		$3,791,949
Railroad & Shipping – 2.4%
Canadian National Railway Co.	41,985	$4,855,565
Restaurants – 0.7%
Yum China Holdings, Inc.	16,045	$932,375
Yum China Holdings, Inc.	8,250	485,542
		$1,417,917
Specialty Chemicals – 7.3%
Akzo Nobel N.V.	19,354	$2,107,473
L'Air Liquide S.A.	20,113	3,218,222
Linde PLC	17,753	5,278,506
Sika AG	5,943	1,879,741
Symrise AG	15,800	2,084,374
		$14,568,316
Specialty Stores – 0.6%
Just Eat Takeaway (a)	10,183	$742,040
Ocado Group PLC (a)	16,155	359,309
		$1,101,349
Tobacco – 1.5%
ITC Ltd.	403,844	$1,276,346
Swedish Match AB	186,801	1,638,265
		$2,914,611
Total Common Stocks		$197,135,887
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.04% (v)	3,340,625	$3,340,625

Other Assets, Less Liabilities – 0.4%		735,473
Net Assets – 100.0%		$201,211,985
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,340,625 and $197,135,887, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$31,977,945	$—	$31,977,945
Switzerland	—	24,898,018	—	24,898,018
United Kingdom	—	17,983,431	—	17,983,431
Germany	4,142,241	13,269,086	—	17,411,327
Japan	—	16,870,809	—	16,870,809
Canada	13,846,551	—	—	13,846,551
India	1,977,869	10,644,768	—	12,622,637
Taiwan	8,962,815	2,563,931	—	11,526,746
China	2,014,684	6,936,620	—	8,951,304
Other Countries	5,900,100	35,147,019	—	41,047,119
Mutual Funds	3,340,625	—	—	3,340,625
Total	$40,184,885	$160,291,627	$—	$200,476,512
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,012,087	$30,412,067	$28,083,529	$—	$—	$3,340,625
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,089	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
France	15.9%
Switzerland	12.4%
United Kingdom	8.9%
Germany	8.7%
Japan	8.4%
Canada	6.9%
India	6.3%
Taiwan	5.7%
United States	5.5%
Other Countries	21.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.